Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization and principal activities
Schedule of principal subsidiaries, VIEs and subsidiaries of the VIEs

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries
YZT (HK) Limited	January 14, 2015	Hong Kong	100%	Investment holding
Xiaoying (Beijing) Information Technology Co., Ltd. (“Beijing WFOE”)	October 28, 2015	Beijing	100%	Technology development and service, sale of products
Shenzhen Xiaoying Puhui Technology Co., Ltd. (“Shenzhen Puhui”)	December 6, 2016	Shenzhen	100%	Technology development and service, sale of products
Shenzhen Xiaoying Information Technology Co., Ltd. (“Shenzhen Xiaoying IT”)	November 28, 2016	Shenzhen	100%	Technology development and service, sale of products
VIEs
Shenzhen Xiaoying Technology Co., Ltd. (“Shenzhen Xiaoying”)	October 19, 2016	Shenzhen	100%	Technology development and service, sale of products
Beijing Ying Zhong Tong Rongxun Technology Service Co., Ltd. (“Beijing Ying Zhong Tong”)	March 27, 2015	Beijing	100%	Technology development and service, sale of products
Shenzhen Tangren Financing Guarantee Co., Ltd. (“Shenzhen Tangren”)	December 16, 2016	Shenzhen	100%	Guarantee services
Significant subsidiaries of the VIEs
Shenzhen Ying Zhong Tong Financial Information Service Co., Ltd. (“Shenzhen Ying Zhong Tong”)	March 7, 2014	Shenzhen	100%	Technology development and service, sale of products